Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical)		6 Months Ended
	May 27, 2021 shares	Jun. 30, 2021 shares
May 27, 2021: Conversion of Series A Preferred Units		(208,334)
Common Units
May 27, 2021: Conversion of Series A Preferred Units		215,292
Tortoise Direct Opportunities Fund LP | Common Units
May 27, 2021: Conversion of Series A Preferred Units	215,292
Conversion rate	1.0334
Tortoise Direct Opportunities Fund LP | Series A Convertible Preferred Units
Shares held	416,677
Shares sold	208,333
May 27, 2021: Conversion of Series A Preferred Units	208,334